American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2026

Select Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.1%
Mercury Systems, Inc.(1)	627,700	60,949,670
York Space Systems, Inc.(1)(2)	345,200	5,084,796
		66,034,466
Automobiles — 3.1%
Tesla, Inc.(1)	616,500	191,860,965
Biotechnology — 2.8%
Gilead Sciences, Inc.	1,059,900	138,009,579
Ionis Pharmaceuticals, Inc.(1)	664,100	34,380,457
		172,390,036
Broadline Retail — 7.1%
Amazon.com, Inc.(1)	1,603,700	435,532,846
Capital Markets — 0.2%
MSCI, Inc.	23,200	13,275,968
Commercial Services and Supplies — 0.2%
Veralto Corp.	105,400	9,925,518
Communications Equipment — 1.9%
Lumentum Holdings, Inc.(1)	159,500	113,873,430
Consumer Finance — 0.7%
American Express Co.	128,200	43,107,250
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	68,200	64,918,898
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(1)(2)	91,900	9,959,203
Electrical Equipment — 2.6%
GE Vernova, Inc.	150,000	148,543,500
Innio NV(1)	513,600	12,542,112
		161,085,612
Entertainment — 0.8%
Netflix, Inc.(1)	554,100	39,734,511
Walt Disney Co.	65,600	6,310,064
		46,044,575
Financial Services — 3.4%
Mastercard, Inc., Class A	349,300	200,183,830
Rocket Cos., Inc., Class A(1)	438,800	5,660,520
		205,844,350
Ground Transportation — 1.0%
CSX Corp.	1,161,700	58,549,680
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	281,900	42,713,488
Marriott International, Inc., Class A	82,400	30,721,192
Texas Roadhouse, Inc.	41,100	8,443,584
		81,878,264
Household Durables — 0.2%
Garmin Ltd.	51,600	15,159,048
Insurance — 0.3%
Progressive Corp.	98,100	20,740,302
Interactive Media and Services — 15.7%
Alphabet, Inc., Class A	1,149,700	409,442,661
Alphabet, Inc., Class C	863,200	307,860,280

Meta Platforms, Inc., Class A	437,000	243,282,270
		960,585,211
Machinery — 1.9%
Graco, Inc.	274,700	21,805,686
Lincoln Electric Holdings, Inc.	267,900	70,004,949
RBC Bearings, Inc.(1)	44,600	24,588,426
		116,399,061
Oil, Gas and Consumable Fuels — 0.5%
Cheniere Energy, Inc.	113,700	29,967,909
Pharmaceuticals — 3.4%
Eli Lilly & Co.	180,200	207,020,968
Professional Services — 0.7%
UL Solutions, Inc., Class A	389,986	35,738,317
Verisk Analytics, Inc.	37,200	7,248,420
		42,986,737
Semiconductors and Semiconductor Equipment — 26.8%
Analog Devices, Inc.	381,000	139,983,210
Broadcom, Inc.	675,100	262,802,928
KLA Corp.	749,000	136,932,180
NVIDIA Corp.	4,812,700	966,149,525
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	325,000	131,381,250
		1,637,249,093
Software — 10.9%
AppLovin Corp., Class A(1)	206,800	81,872,120
Cadence Design Systems, Inc.(1)	211,100	71,778,222
Crowdstrike Holdings, Inc., Class A(1)	336,000	64,128,960
Microsoft Corp.	799,800	371,683,056
Oracle Corp.	176,400	22,909,068
Palantir Technologies, Inc., Class A(1)	265,000	32,610,900
Zscaler, Inc.(1)	115,300	17,433,360
		662,415,686
Specialty Retail — 1.5%
Burlington Stores, Inc.(1)	67,100	24,725,008
Lowe's Cos., Inc.	170,600	35,452,386
TJX Cos., Inc.	194,900	30,665,566
		90,842,960
Technology Hardware, Storage and Peripherals — 10.2%
Apple, Inc.	1,521,800	470,099,238
Samsung Electronics Co. Ltd.	875,700	152,419,778
		622,519,016
TOTAL COMMON STOCKS (Cost $2,202,025,918)		6,080,167,052
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	90,355	90,355
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,304,884	15,304,884
		15,395,239
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 7/31/29, valued at $28,971,197), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $28,411,616)		28,403,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,798,239)		43,798,239
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,245,824,157)		6,123,965,291
OTHER ASSETS AND LIABILITIES — (0.3)%		(19,686,772)
TOTAL NET ASSETS — 100.0%		$6,104,278,519

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,043,999. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,445,128, which includes securities collateral of $140,244.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,927,747,274	$152,419,778	—
Short-Term Investments	15,395,239	28,403,000	—
	$5,943,142,513	$180,822,778	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.